UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                   DATE OF REPORTING PERIOD: JANUARY 31, 2010

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                    JANUARY 31, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK --96.1%

                                                         SHARES         VALUE
                                                      -----------   ------------
AUSTRALIA -- 3.2%
   Australia & New Zealand Banking Group ..........       165,000   $  3,186,925
   CSL ............................................       120,000      3,325,719
                                                                    ------------
                                                                       6,512,644
                                                                    ------------
BRAZIL -- 1.9%
   Vale ADR, Cl B .................................       154,000      3,971,660
                                                                    ------------
CANADA -- 1.9%
   Talisman Energy ................................       240,000      3,984,608
                                                                    ------------
FINLAND -- 1.2%
   Nokia ..........................................       170,000      2,395,997
                                                                    ------------
FRANCE -- 8.5%
   AXA ............................................       155,000      3,231,635
   BNP Paribas ....................................        44,000      3,189,381
   Cie Generale de Geophysique-Veritas * ..........       160,000      3,994,162
   Total ..........................................        65,000      3,799,083
   Vivendi ........................................       125,000      3,275,071
                                                                    ------------
                                                                      17,489,332
                                                                    ------------
GERMANY -- 10.0%
   Allianz ........................................        30,000      3,353,395
   Bayer ..........................................        60,000      4,126,069
   Bayerische Motoren Werke .......................        69,700      2,999,391
   E.ON ...........................................       100,000      3,705,609
   MAN ............................................        40,000      2,699,840
   STADA Arzneimittel .............................       110,000      3,632,775
                                                                    ------------
                                                                      20,517,079
                                                                    ------------
GREECE -- 3.3%
   Coca-Cola Hellenic Bottling ....................       200,000      4,614,636
   EFG Eurobank Ergasias * ........................       244,897      2,127,467
                                                                    ------------
                                                                       6,742,103
                                                                    ------------
HONG KONG -- 1.1%
   New World Development ..........................     1,400,000      2,307,524
                                                                    ------------
INDIA -- 1.9%
   Infosys Technologies ADR .......................        75,000      3,893,250
                                                                    ------------
ITALY -- 2.9%
   Finmeccanica ...................................       200,000      2,793,801
   UniCredit ......................................     1,155,786      3,245,100
                                                                    ------------
                                                                       6,038,901
                                                                    ------------
JAPAN -- 20.6%
   Canon ..........................................        85,000      3,314,489
   East Japan Railway .............................        60,000      4,017,429
   Fanuc ..........................................        40,000      3,821,080

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                    JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                         SHARES         VALUE
                                                      -----------   ------------
JAPAN -- CONTINUED
   KDDI ...........................................           900   $  4,730,572
   Komatsu ........................................       240,000      4,818,267
   Kubota .........................................       350,000      3,138,823
   Mitsubishi UFJ Financial Group .................       520,000      2,684,463
   Nintendo .......................................        16,000      4,456,456
   Nissan Chemical Industries .....................       260,000      3,418,675
   Seven & I Holdings .............................       190,000      4,143,511
   Shionogi .......................................       175,000      3,598,257
                                                                    ------------
                                                                      42,142,022
                                                                    ------------
NETHERLANDS -- 1.6%
   TNT ............................................       112,750      3,262,063
                                                                    ------------
PORTUGAL -- 1.5%
   Portugal Telecom ...............................       300,000      3,127,389
                                                                    ------------
SINGAPORE -- 2.0%
   DBS Group Holdings .............................       400,000      4,069,101
                                                                    ------------
SPAIN -- 8.7%
   Banco Santander (A) ............................       385,000      5,511,849
   Inditex (A) ....................................        80,000      5,074,432
   Red Electrica ..................................        50,000      2,520,676
   Telefonica .....................................       195,000      4,706,616
                                                                    ------------
                                                                      17,813,573
                                                                    ------------
SWEDEN -- 1.0%
   Nordea Bank ....................................       225,000      2,100,928
                                                                    ------------
SWITZERLAND -- 5.9%
   ABB ............................................       160,000      2,952,281
   Credit Suisse Group ............................        90,000      3,974,481
   Novartis .......................................        95,000      5,123,565
                                                                    ------------
                                                                      12,050,327
                                                                    ------------
TAIWAN -- 1.4%
   Taiwan Semiconductor Manufacturing ADR .........       275,000      2,794,000
                                                                    ------------
UNITED KINGDOM -- 17.5%
   Anglo American .................................       110,000      4,092,876
   BG Group .......................................       210,000      3,901,788
   Centrica .......................................     1,000,000      4,324,905
   Diageo .........................................       230,000      3,888,248
   Royal Dutch Shell ADR, Cl B (A) ................        50,000      2,669,000
   Royal Dutch Shell, Cl B ........................        86,199      2,310,850
   SABMiller ......................................       145,000      3,975,499
   Standard Chartered .............................       140,000      3,257,379
   Vedanta Resources ..............................        80,000      3,111,239

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                    JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                      SHARES/FACE
                                                         AMOUNT         VALUE
                                                      -----------   ------------
UNITED KINGDOM -- CONTINUED
   WPP ............................................       475,000   $  4,426,057
                                                                    ------------
                                                                      35,957,841
                                                                    ------------
   TOTAL COMMON STOCK (Cost $167,563,946) .........                  197,170,342
                                                                    ------------
REPURCHASE AGREEMENT -- 4.0%
   HSBC
   0.050%, dated 01/29/10, to be repurchased on
   02/01/10, repurchase price $8,099,972
   (collateralized by U.S. Treasury note, par value
   $8,150,000, 2.625%, 12/31/14, with total market
   value $8,247,392) (Cost $8,099,939) ............   $ 8,099,939      8,099,939
                                                                    ------------
CASH EQUIVALENTS (B) (C) -- 5.5%
   Invesco AIM Liquid Asset Money Fund, 0.141% ....     5,300,000      5,300,000
   Merrill Lynch Select Institutional Fund,
      0.163% ......................................     5,970,779      5,970,779
                                                                    ------------
   TOTAL CASH EQUIVALENTS (Cost $11,270,779) ......                   11,270,779
                                                                    ------------
   TOTAL INVESTMENTS--105.6%
      (Cost $186,934,664) + .......................                 $216,541,060
                                                                    ============

SCHEDULE OF OPEN OPTIONS WRITTEN
WRITTEN CALL OPTIONS* -- 0.1%

                                                       CONTRACTS        VALUE
                                                      -----------   ------------
   Infosys Technologies, 04/10 at $60 .............           100   $      6,500
   Infosys Technologies, 07/10 at $60 .............           650        113,750
   Vale, 01/11 at $40 .............................           918         55,998
                                                                    ------------
   TOTAL OPEN OPTIONS WRITTEN -- 0.1%
      (Premiums Received $411,466) ................                 $    176,248
                                                                    ============

     PERCENTAGES ARE BASED ON NET ASSETS OF $204,976,496.

*    NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2010. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2010 WAS $10,858,781.

(B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2010 WAS $11,270,779.

(C)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2010.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL  -- CLASS

+ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $186,934,664, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $49,611,655 AND $(20,005,259), RESPECTIVELY.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                    JANUARY 31, 2010 (UNAUDITED)

AS OF JANUARY 31, 2010, ALL OF THE PORTFOLIO'S INVESTMENTS AND OPEN OPTIONS WRITTEN ARE LEVEL 1, WITH THE EXCEPTION OF THE REPURCHASE AGREEMENT, WHICH IS LEVEL 2, IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157).

FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE PORTFOLIO'S MOST RECENT FINANCIAL STATEMENTS.

CSM-QH- 001-1300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------------
                                             Philip T. Masterson
                                             President

Date: March 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------------
                                             Philip T. Masterson
                                             President

Date: March 29, 2010

By (Signature and Title)                     /s/ Michael Lawson
                                             -----------------------------------
        `                                    Michael Lawson
                                             Treasurer, Controller & CFO

Date: March 29, 2010